COMMITMENTS AND CONTINGENCIES - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES
Write down of inventory	$ 17,826	$ 200	$ 0
Short-term lease commitments under non-cancellable operating leases	$ 418
Ji'nan Dealership
COMMITMENTS AND CONTINGENCIES
Write down of inventory		5,700
Write off of advances to suppliers		$ 16,100